Financial instruments - fair values - Summary of Tabular Form Of Interest Bearing Loans And Borrowings (Parenthetical) (Detail)	Dec. 31, 2021	Dec. 31, 2020
Financial Institution Loan One [Member] | ZAR | Fixed interest rate [member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, interest rate	1.25%	1.25%
Financial Institution Loan Two [Member] | ZAR | Fixed interest rate [member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, interest rate	15.00%	15.00%
Financial Institution Loan Three [Member] | GBP | Floating interest rate [member] | Libor [Member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, adjustment to interest rate basis	5.00%	5.00%
Financial Institution Loan Four [Member] | CAD | Floating interest rate [member] | Libor [Member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, adjustment to interest rate basis	5.00%	5.00%
Financial Institution Loan Five [Member] | CHF | Floating interest rate [member] | Libor [Member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, adjustment to interest rate basis	5.00%	5.00%
Financial Institution Loan Six [Member] | EUR | Floating interest rate [member] | Libor [Member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, adjustment to interest rate basis	5.00%	5.00%
Financial Institution Loan Seven [Member] | EUR | Fixed interest rate [member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, interest rate	6.00%	6.00%
Other Loans One [Member] | NGN | Fixed interest rate [member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, interest rate	0.00%	0.00%
Other Loans Two [Member] | EUR | Fixed interest rate [member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, interest rate	0.00%	0.00%
Financial Institution Loan Non Current One [Member] | EUR | Floating interest rate [member] | Libor [Member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, adjustment to interest rate basis	3.00%	3.00%
Financial Institution Loan Non Current Two [Member] | USD | Fixed interest rate [member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, interest rate	6.00%	6.00%